SPDR® Series Trust

One Congress Street

Boston, MA 02114

October 3, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)

File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information (“SAI”) for the State Street® SPDR® Portfolio Ultra Short T-Bill ETF, a series of the above-referenced Registrant do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 327 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on September 29, 2025 with a designated effective date of September 30, 2025 (Accession No. 0001193125-25-223552).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-6507.

Sincerely,

/s/ Edmund Gerard Maiorana, Jr.

Edmund Gerard Maiorana, Jr.

Assistant Secretary

Cc: W. John McGuire, Esq.